File No. 333-15799
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      POST EFFECTIVE AMENDMENT NO. 5
                                       TO
                                    FORM S-6
  For Registration Under the Securities Act of 1933 of Securities of
  Unit Investment Trusts Registered on Form N-8B-2.
  A.  Exact name of Trust:
      UBS PAINEWEBBER PATHFINDERS TRUST, TREASURY AND GROWTH STOCK
      SERIES 20
  B.  Name of Depositor:
      UBS PAINEWEBBER INC.
  C.  Complete address of Depositor's principal executive office:
      UBS PAINEWEBBER INC.
      1285 Avenue of the Americas
      New York, New York 10019
  D.  Name and complete address of agents for service:
      UBS PAINEWEBBER INC.
      Attention: Christine Tripi
      1285 Avenue of the Americas
      New York, New York 10019
  (x) Check if it is proposed that this filing should become effective (immediately upon filing or on April 12, 2002) pursuant to paragraph
      (b) of Rule 485.
  E.  Total and amount of securities being registered:
      An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
  F. Proposed maximum offering price to the public of the securities being registered:
      Indefinite pursuant to Rule 24f-2
  G. Amount of filing fee, computed at .000092 of the proposed maximum aggregate offering price to the public:
      In accordance with Rule 24f-2, a fee in the amount of $0 was paid on March 19, 2002 in connection with the filing of the Rule 24f-2 Notice for the Trust's most recent fiscal year.
  H.  Approximate date of proposed sale to public:
      AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE
      REGISTRATION STATEMENT.

                        UBS PAINEWEBBER PATHFINDERS TRUST,
                         TREASURY AND GROWTH STOCK SERIES 20
                         Cross Reference Sheet
       Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933 (Form N-8B-2 Items required by Instruction 1 as to Prospectus on Form S-6)
Form N-8B-2                                   Form S-6
Item Number                                   Heading in Prospectus
  I.    Organization and General Information
  1.    (a)Name of Trust                )  Front Cover
        (b)Title of securities issued   )
  2.    Name and address of             )  Back Cover
        Depositor
  3.    Name and address of             )  Back Cover
        Trustee
  4.    Name and address of             )  Back Cover
        Principal
        Underwriter                     )
  5.    Organization of Trust           )  The Trust
  6.    Execution and                   )  The Trust
        termination of
        Trust Agreement                 )  Termination of the Trust
  7.    Changes of name                 )  *
  8.    Fiscal Year                     )  *
  9.    Litigation                      )  *
  II.   General Description of the Trust and Securities of the
        Trust
  10.   General Information             )  The Trust;
        regarding
        Trust's Securities and          )  Rights of Unit
        Rights
        of Holders                      )  holders
  (a)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  (b)   Type of Securities              )  The Trust
        (Registered or Bearer)          )
  *     Not applicable, answer
        negative or not required.
  (c)   Rights of Holders as to         )  Rights of Unit
        Withdrawal or                   )  holders
        Redemption
                                        )  Redemption;
                                        )  Public Offering of Units-
                                        )  Secondary Market for Units
  (d)   Rights of Holders as to         )  Secondary Market for
        conversion, transfer, etc.      )  Units Exchange Option
  (e)   Rights of Trust issues          )
        periodic payment plan           )  *
        certificates                    )
  (f)   Voting rights as to             )  Rights of Unitholders
        Securities, under the Indenture )
  (g)   Notice to Holders as to         )
        change in                       )
        (1)Assets of Trust              )  Amendment of the
                                           Indenture
        (2)Terms and Conditions         )  Administration of the
                                           Trust-Portfolio Supervision
           of Trust's Securities        )  Investments
        (3)Provisions of Trust          )  Amendment of the
                                           Indenture
        (4)Identity of Depositor and    )  Administration of the Trust
           Trustee
  (h)   Consent of Security             )
        Holders
        required to change              )
        (1)Composition of assets        )  Amendment of the
                                           Indenture
           of Trust                     )
        (2)Terms and conditions         )  Amendment of the
                                           Indenture
           of Trust's Securities        )
        (3)Provisions of Indenture      )  Amendment of the
                                           Indenture
        (4)Identity of Depositor        )  Administration of the Trust
           and Trustee                  )
  11.   Type of Securities              )  The Trust
        Comprising Units
  12.   Type of securities              )  *
        comprising
        periodic payment                )
        certificates
  13.   (a)Load, fees, expenses, etc.   )  Public Offering of
                                        )  Units; Expenses of the
                                        )  Trust
  *     Not applicable, answer
        negative or not required.
        (b)Certain information          )  *
           regarding periodic payment   )  *
           certificates                 )
        (c)Certain percentages          )  *
        (d)Certain other fees, etc.     )  Expenses of the Trust
           payable by holders           )  Rights of Unitholders
        (e)Certain profits receivable   )  Public Offering of
           by depositor, principal      )  Units
           underwriters, trustee or     )  Public Offering of Units
           affiliated persons           )  Market for Units
        (f)Ratio of annual charges to   )  *
           income                       )
  14.   Issuance of Trust's             )  The Trust
        securities
                                        )  Public Offering of Units
  15.   Receipt and handling of         )  *
        payments from                   )
        purchasers
  16.   Acquisition and                 )  The Trust; Administration
        disposition of
        underlying securities           )  of the Trust; Termination
                                        )  of Trust
  17.   Withdrawal or                   )  Redemption
        redemption
                                        )  Public offering of Units
                                        )  -Secondary Market for
                                        )  -Exchange Option
                                        )  -Conversion Option
  18.   (a)Receipt and disposition of   )  Distributions of
           income                       )  Unitholders
        (b)Reinvestment of              )  *
           distributions
        (c)Reserves or special fund     )  Distributions to
                                        )  Unitholders; Expenses of
                                           Trust
        (d)Schedule of distribution     )  *
  19.   Records, accounts and           )  Distributions
        report
                                        )  Administration
                                        )  of the Trust
  20.   Certain miscellaneous           )  Administration of the Trust
        provisions of Trust             )
        agreement
  21.   Loans to security               )  *
        holders
  22.   Limitations on liability        )  Sponsor, Trustee
  23.   Bonding arrangements            )  Included in Form N-8B-2
  24.   Other material                  )  *
        provisions of
        trust agreement                 )
  *     Not applicable, answer
        negative or not required.
  III.        Organization
  Personnel and        Affiliated
  Persons of Depositor
  25.   Organization of                 )  Sponsor
        Depositor
  26.   Fees received by                )  Public Offering of
        Depositor
                                        )  Units Expenses of the Trust
  27.   Business of Depositor           )  Sponsor
  28.   Certain information as to       )  Sponsor
        officials and affiliated        )
        persons of Depositor            )
  29.   Voting securities of            )  *
        Depositor
  30.   Persons controlling             )  Sponsor
        Depositor
  31.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  32.   Payments by Depositor           )  *
        for
        certain other services          )
        rendered to Trust               )
  33.   Remuneration of                 )  *
        employees of
        Depositor for certain           )
        services
        rendered to Trust               )
  34.   Remuneration of other           )  *
        persons
        for certain services            )
        rendered
        to Trust                        )
  IV.        Distribution and Redemption of Securities
  35.   Distribution of Trust's         )  Public Offering of Units
        securities by states            )
  36.   Suspension of sales of          )  *
        Trust's
        securities                      )
  37.   Revocation of authority         )  *
        to
        distribute                      )
  38.   (a)Method of distribution       )  Public Offering of Units
        (b)Underwriting agreements      )
        (c)Selling agreements           )  Sponsor
  *     Not applicable, answer
        negative or not required.
  39.   (a)Organization of principal    )  Sponsor
           underwriter                  )
        (b)N.A.S.D. membership of       )  Sponsor
           principal underwriter        )
  40.   Certain fees received by        )  Public Offering Price of
        principal underwriter           )  Units
  41.   (a)Business of principal        )  Sponsor
           underwriter                  )
        (b)Branch officers of           )  *
           principal underwriter        )
        (c)Salesman of principal        )  *
           underwriter                  )
  42.   Ownership of Trust's            )  *
        securities
        by certain persons              )
  43.   Certain brokerage               )  *
        commissions
        received by principal           )
        underwriter                     )
  44.   (a)Method of valuation          )  Public Offering Price of
                                        )  Units
        (b)Schedule as to offering      )  *
           price                        )
        (c)Variation in Offering        )  Public Offering Price of
           price to certain persons     )  Units
  45.   Suspension of                   )  *
        redemption rights
  46.   (a)Redemption valuation         )  Public Offering of Units
                                        )  -Secondary Market for Units
                                        )  -Valuation
        (b)Schedule as to redemption    )
           price                        )
  V.        Information concerning the Trustee or Custodian
  47.   Maintenance of position         )  Public Offering of Units
        in
        underlying securities           )  Redemption
                                        )  Trustee
                                        )  Evaluation of the Trust
  48.   Organization and                )
        regulation of
        Trustee                         )  Trustee
  49.   Fees and expenses of            )  Expenses of the Trust
        Trustee
  50.   Trustee's lien                  )  Expenses of the Trust
  *     Not applicable, answer
        negative or not required.
  VI.   Information concerning Insurance of
        Holders of Securities
  51.   (a)Name and address of          )  *
           Insurance Company            )
        (b)Type of policies             )  *
        (c)Type of risks insured and    )  *
           excluded                     )
        (d)Coverage of policies         )  *
        (e)Beneficiaries of policies    )  *
        (f)Terms and manner of          )  *
           cancellation                 )
        (g)Method of determining        )  *
           premiums                     )
        (h)Amount of aggregate          )  *
           premiums paid                )
        (i)Who receives any part of     )  *
           premiums                     )
        (j)Other material provisions    )  *
           of the Trust relating to     )
           insurance                    )
  VII.   Policy of Registrant
  52.   (a)Method of selecting and      )  The Trust;
           eliminating securities       )  Administration of the Trust
           from the Trust               )
        (b)Elimination of securities    )  *
           from the Trust               )
        (c)Policy of Trust regarding    )  Portfolio Supervision
                                        )  Administration of Trust
           substitution and
           elimination of securities    )
        (d)Description of any funda-    )  Administration of
           mental policy of the Trust   )  Trust
                                        )  Portfolio Supervision
  53.   (a)Taxable status of the        )  Tax status of the Trust
           Trust                        )
        (b)Qualification of the Trust   )  Tax status of the Trust
           as a mutual investment       )
           company                      )
  *     Not applicable, answer
        negative or not required.
  VIII. Financial and Statistical Information
  54.   Information regarding           )  *
        the
        Trust's past ten fiscal         )
        years
  55.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  56.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  57.   Certain information             )  *
        regarding
        periodic payment plan           )
        certificates                    )
  58.   Certain information             )  *
        regarding
        periodic payment plan           )
        certi-
        ficates                         )
  59.   Financial statements            )  Statement of Financial
        (Instruction 1(c) to            )  Condition
        Form S-6)
  *     Not applicable, answer
        negative or not required.


UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY
(A Unit Investment Trust)
               11,640,000 Units

Portfolio of "Zero-Coupon" U.S. Treasury
    Obligations and Common Stocks

Designed for Preservation of Capital and Potential Capital Appreciation

 This Prospectus consists of two parts: Part A and Part B. Parts A and B should both be attached for this Prospectus to be complete.

The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SPONSOR:
UBS PAINEWEBBER INC.

PROSPECTUS PART A DATED APRIL 12, 2002

No person is authorized to give any information or make any representations about this Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep both parts of this prospectus for future reference.

Table of Contents
Part A                                    Page
Brief Description of the Trust's
 Investment Portfolio...........  ......  A - 3
Is this Trust Appropriate for You?        A - 4
Summary of Risks.                         A - 4
Essential Information Regarding the Trust A - 7
Report of Independent Auditors.           A - 8
Statement of Financial Condition          A - 9
Statement of Operations                   A - 10
Statement of Changes in Net Assets        A - 11
Notes to Financial Statements             A - 12
Schedule of Investments                   A - 13
Part B
The Composition of the Trust's Portfolio  B - 1
About the Trust...........................B - 1
Risk Factors and Special Considerations...B - 2
Federal Income Taxes......................B - 5
Public Offering of Units..................B - 7
   Public Offering Price..................B - 7
   Sales Charge and Volume Discount.......B - 7
   Employee Discount......................B - 7
   Exchange Option........................B - 7
   Conversion Option......................B - 8
   Distribution of Units..................B - 9
   Secondary Market for Units.............B - 9
   Sponsor's Profits......................B - 9
Redemption................................B - 9
Valuation.................................B - 11
Comparison of Public Offering Price and
  Redemption Value..................      B - 11
Expenses of the Trust.....................B - 12
Rights of Unitholders.....................B - 12
Distributions.............................B - 13
Administration of the Trust...............B - 13
   Accounts...........................    B - 13
   Reports and Records....................B - 13
   Portfolio Supervision..................B - 14
   Reinvestment...........................B - 14
Amendment of the Indenture................B - 14
Termination of the Trust..................B - 15
Sponsor...................................B - 15
Code of Ethics............................B - 16
Trustee...................................B - 16
Independent Auditors......................B - 16
Legal Opinions..........................  B - 16

UBS PAINEWEBBER PATHFINDERS TRUST, TREASURY AND
GROWTH STOCK
SERIES TWENTY  -  PART A

Brief Description of the Trust's Investment
Portfolio

1. The Trust's Objective.

The Trust seeks to provide preservation of capital and potential capital appreciation through an investment in a portfolio of stripped "zero-coupon" United States Treasury Obligations maturing on August 15, 2007 and common stocks.
Because the maturity value of the Treasury
Obligations is backed by the full faith and credit of the United States, the Sponsor believes that the Trust provides an attractive combination of safety and appreciation for purchasers who hold
Units until August 30, 2007, the Trust's
"Mandatory Termination Date".

As of the date of this Prospectus Part A, 53% of the Trust's Portfolio was invested in interest-only portions of United States Treasury
Obligations and the remaining 47% was invested in common stocks as described briefly below.

The stripped "zero-coupon" U.S. Treasury
Obligations make no payment of current interest, but rather make a single payment upon their stated maturity. UBS PaineWebber chose the stocks in the Trust's Portfolio for their capital appreciation potential, not for their income potential. Many of the stocks currently pay little or no dividend income.

The Trust has been formulated so that the portion of the Trust invested in stripped Treasury
Obligations is designed to provide an approximate return of principal invested on the Mandatory
Termination Date for purchasers on the Initial
Date of Deposit.  (See "Essential Information-
Distributions".) Therefore, even if the Stocks are valueless upon termination of the Trust, and if the Treasury Obligations are held until their maturity in proportion to the Units outstanding, purchasers will receive, at the termination of the Trust, $1,000 per 1,000 Units purchased. This feature of the Trust provides that Unitholders who purchased their Units at or below $1,000 per 1,000
Units and who hold their units to the Mandatory
Termination Date will receive the same amount as they originally invested, although they would have foregone earning any interest on the amounts involved and will not protect their principal on a present value basis, assuming the Stocks are valueless.

2. Brief Description of the Trust's Portfolio.

The Trust is a unit investment trust which means that, unlike a mutual fund, the Trust's Portfolio is not managed and the Trust Portfolio's investments are not sold because of market changes.

Unless terminated sooner, the Trust is scheduled to terminate on or about August 30, 2007 regardless of market conditions at the time. The
Trust plans to hold until its termination the U.S.
Treasury Obligations maturing August 15, 2007 and a diversified group of stocks, all as shown on the "Schedule of Investments" in this Prospectus Part
A.

The main objective of UBS PaineWebber in constructing the portfolio of stocks to be included in the Trust was to select a group of stocks which, in UBS PaineWebber's view, would be capable of, over the long term, closely tracking the performance of the market as measured by the S&P 500. The S&P 500 is an unmanaged index of 500 stocks calculated under the auspices of Standard &
Poor's, which, in UBS PaineWebber's view, is a broadly diversified, representative segment of the market of all publicly traded stocks in the United
States.

On December 31, 2001, the aggregate market value of the Trust Portfolio was $16,926,079.

When the Trust's Portfolio was constructed in 1997, a computer program was generated against the 500 S&P stocks to identify a combination of 40 S&P
500 stocks (excluding General Electric and those stocks rated "Unattractive" or "Sell" by UBS
PaineWebber Equity Research) which, when equally weighted, have the highest correlation with the S&P 500 Index with the smallest tracking error.

As of December 31, 2001, the Trust Portfolio holds
46 stocks.

The common stocks in the Trust's Portfolio have
been issued by companies who receive income and
derive revenues from multiple industry sources,
but whose primary industry is listed in the table
below and in the "Schedule of Investments" in this
Prospectus Part A.
                               Approximate Percent
                               of Aggregate
                               Market Value
Primary Industry Source        of the Trust

Aerospace/Defense              1.51%
Automobile                     1.44%
Beverages                      1.72%
Chemicals                       .63%
Computer Peripheral Equipment  1.87%
Computer Processing &
  Data Preparation             1.59%
Computer Software              2.14%
Electronics/Semi-Conductor     2.88%
Entertainment                   .67%
Financial Institutions/Banks   6.77%
Household Products             1.07%
Insurance                      1.17%
Manufacturing                  1.11%
Medical Products                .07%
Metals                          .82%
Office/Business Equipment      1.09%
Oil/Gas                        5.18%
Pharmaceuticals                5.59%
Publishing/Printing            1.36%
Restaurants                    1.00%
Retail-Variety Stores          3.88%
Telecommunications             2.73%
Transportation                  .75%

Is this Trust Appropriate for You?

Yes, if you are a long-term investor seeking capital protection combined with potential capital appreciation over the life of the Trust. You will benefit from a professionally selected portfolio whose risk is reduced by investing in stocks of several different issuers.

No, if you want a speculative investment that changes to take advantage of market movements, if you are unable or unwilling to assume the risks involved generally with equity investment or if you need current income.

Summary of Risks

You can lose money by investing in the
Trust. This can happen for various reasons. A further discussion of the risks summarized below can be found in Part B of this Prospectus.

1. Risks of Investing in the Trust

Certain risks are involved with an
investment in a unit trust which holds stripped
"zero-coupon" U.S. Treasury Obligations and common stocks. For example:

The Trust, unlike a mutual fund, is not "managed", so neither the U.S. Treasury Obligations nor the stocks will be sold by the Trust to take advantage of market fluctuations.

The Trust Portfolio may not remain constant during the life of the Trust. The Trustee may be required to sell stocks to pay Trust expenses, to tender stocks under certain circumstances or to sell stocks in the event certain negative events occur.

The sale of stocks from the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount you receive upon termination may be less than the amount you paid.

If many investors sell their Units, the Trust will have to sell Portfolio Securities. This could reduce the diversification of your investment and increase your share of Trust expenses.

The price of your Units depends upon the full range of economic and market influences including the prices of bonds and equity securities, current interest rates, the condition of the bond and stock markets and other economic influences that affect the global or United States economy.

Assuming no changes occur in the prices of the U.S. Treasury Obligations and the stocks held by the Trust, the price you receive for your Units will generally be less than the price you paid because your purchase price included a sales charge.

The stocks in the Trust's Portfolio will generally trade on a domestic stock exchange or in the over-the-counter market. We cannot assure you that a liquid trading market will exist. The value of the Trust's Portfolio, and of your investment, may be reduced if trading in one or more stocks is limited or absent.

Additional stocks and U.S. Treasury Obligations may be acquired by the Trust when additional Units are to be offered to the public. Costs incurred in acquiring such additional stocks and Treasury
Obligations will be borne by the Trust.
Unitholders will experience a dilution of their investment as a result of such brokerage fees and other expenses paid by the Trust during the additional deposits of securities purchased by the Trustee with cash or cash equivalents.

Investing always involves risk. The risks described below are the most significant risks associated with investing in the U.S. Treasury
Obligations and stocks held by the Trust.

2. Risks of Investing in Stripped "Zero-Coupon"
U.S. Treasury Obligations

The stripped Treasury Securities in the
Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such Treasury Obligations. Owners of deep discount bonds which make no current interest payments earn a fixed yield not only on the original investment but also on all earned discount during the life such obligation. This implicit reinvestment of earnings at the same, fixed rate eliminates the owner's ability to reinvest at higher rates in the future. For this reason, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held Treasury Obligations which made scheduled interest payments on a current basis.

3. Risks of Investing in Stocks

Holders of common stocks such as those held by the Trust have rights that are generally inferior to the holders of debt obligations or preferred stocks.

Common stocks are not obligations of the issuer.
Therefore, they do not provide any assurance of income or provide the degree of protection of debt securities.

The stocks held by the Trust can be expected to fluctuate in value depending on a wide variety of factors, such as economic and market influences affecting corporate profitability, financial condition of issuers, changes in worldwide or national economic conditions, the prices of equity securities in general and the Trust's stocks in particular.

Certain of the stocks in the Trust may be American
Depositary Receipts or "ADRs" which are subject to additional risks. (See "Schedule of Investments" herein.) ADRs are subject to certain investment risks that are different from those experienced by Stocks issued by domestic issuers. These investment risks include potential future political and economic developments and the potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities.

The securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency and are therefore subject to currency exchange rate risk. Currency exchange rate risk occurs because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. Exchange rate fluctuations are dependent on a number of economic factors including the world economy and the economic conditions within the relevant country, supply and demand of the relevant currency, interest rate differentials between currencies, the balance of imports and exports of goods and services, monetary and fiscal policies of the relevant country, perceived political stability and investor psychology, especially that of institutional investors predicting the future relative strength or weakness of a particular currency.

ESSENTIAL INFORMATION REGARDING THE TRUST
              As of December 31, 2001

Sponsor:   UBS PaineWebber Inc.
Trustee:   Investors Bank & Trust Co.
Initial Date of Deposit: January 30, 1997
Aggregate Market Value of Securities in Trust:                        $16,926,079

Number of Units:                                                      11,640,000

Minimum Purchase:                                                     $250

Fractional Undivided Interest in the Trust Represented by
Each Unit:                                                            1/11,640,000th

Calculation of Public Offering Price Per Unit:

Value of Net Assets in Trust                                          $16,928,567

Divided by 11,640,000 Units                                           $1.4543

Plus Sales Charge of 3.25% of Public Offering Price                   $.0489

Public Offering Price per Unit                                        $1.5032

Redemption Value per Unit                                             $1.4543

Excess of Public Offering Price over Redemption Value per Unit:       $.0489

Sponsor's Repurchase Price per Unit                                   $1.4543

Excess of Public Offering over Sponsor's Repurchase Price per Unit:   $.0489

Evaluation Time:                                                      Closing time of the regular trading
                                                                      session on the New York Stock
                                                                      Exchange, Inc. (ordinarily 4 P.M.
                                                                      New York Time).

Distribution Dates*:                                                  Quarterly on January 20, April 20,
                                                                      July 20 and October 20.

Record Date:                                                          March 31, June 30, September 30
                                                                      and December 31.

Mandatory Termination Date:                                           August 30, 2007 (15 days after
                                                                      maturity of the Treasury
                                                                      Obligations).

Discretionary Liquidation Amount:                                     20% of the value of the Securities
                                                                      upon completion of the deposit of
                                                                      the Securities

Estimated Expenses of the Trust * *:                                  $.0029 per Unit

   * See " Distributions "
* * See " Expenses of Trust ". Estimated dividends from the Growth Stocks, based upon last dividends actually paid, are expected by the Sponsor to be sufficient to pay Estimated Expenses of the Trust.

            REPORT OF INDEPENDENT AUDITORS
THE UNITHOLDERS, SPONSOR AND TRUSTEE
UBS PAINEWEBBER PATHFINDERS TRUST, TREASURY AND
GROWTH STOCK SERIES TWENTY:

 We have audited the accompanying statement of financial condition, including the schedule of investments, of UBS PaineWebber Pathfinders Trust,
Treasury and Growth Stock Series Twenty as of
December 31, 2001 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 2001, as shown in the statement of financial condition and schedule of investments, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PaineWebber
Pathfinders Trust, Treasury and Growth Stock
Series Twenty at December 31, 2001 and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

New York, New York
March 25, 2002

           UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY
           STATEMENT OF FINANCIAL CONDITION
               December 31, 2001

       ASSETS
Treasury Obligation - at market value (Cost $6,340,337)
(note A and note 1 to schedule of investments)                $8,964,418
Common Stock - at market value (Cost $5,303,887)
(note 1 to schedule of investments)                           7,961,661
Accrued dividends receivable                                  5,322
Cash                                                          64,071
Total Assets                                                  $16,995,472
       LIABILITIES AND NET ASSETS
Accounts payable-units redeemed                                                   $25,841
Accrued expenses payable                                                          41,064
Total Liabilities                                                                 $66,905
Net Assets (11,640,000 units of fractional undivided interest outstanding):
Cost to investors (note B)                                                        $12,224,907
Less gross underwriting commissions (note C)                                      (580,683)
                                                                                  11,644,224
Net unrealized market appreciation (note D)                                       5,281,855
Net amount applicable to unitholders                                              16,926,079
Overdistributed investment income-net                                             (82)
Undistributed proceeds from securities sold                                       2,570
Net Assets                                                                        16,928,567
Total Liabilities and Net Assets                                                  $16,995,472
Net Asset Value per unit                                                          $1.4543
  See accompanying notes to financial statements.

           UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY
              STATEMENT OF OPERATIONS
                                                        Year Ended         Year Ended       Year Ended
                                                        December 31,       December 31,     December 31,
                                                        2001               2000             1999
Operations:
Investment income:
Accretion on Treasury Obligation                        $561,328           $621,874         $730,079
Dividend Income                                          144,514            166,672          200,777
    Total investment income                              705,842            788,546          930,856

Less expenses:
Trustee's fees, evaluator's expense and other expenses     56,109            59,219           69,737
    Total expenses                                         56,109            59,219           69,737
Investment income-net                                     649,733           729,327          861,119

Realized and unrealized gain on investments-net:
Net realized gain on securities transactions              345,446           631,075        1,259,389
Net change in unrealized market depreciation             (988,804)         (891,620)        (688,969)
Net gain (loss) on investments                           (643,358)         (260,545)         570,420
Net increase in net assets resulting from operations       $6,375           $468,782       $1,431,539
  See accompanying notes to financial statements.

           UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY
STATEMENT OF CHANGES IN NET ASSETS

                                                        Year Ended         Year Ended       Year Ended
                                                        December 31,       December 31,     December 31,
                                                        2001               2000             1999
Operations:
Investment income-net                                   $649,733           $729,327         $861,119
Net realized gain on securities transactions            345,446            631,075          1,259,389
Net change in unrealized market depreciation            (988,804)          (891,620)        (688,969)
Net increase in net assets resulting from operations    6,375              468,782          1,431,539

Less: Distributions to Unitholders (Note E)
Investment income-net                                   86,124             105,313          127,287
Principal                                               67,522             ---              ---
    Total Distributions                                 153,646            105,313          127,287

Less: Units Redeemed by Unitholders (Note F)
Value of units at date of redemption                    2,548,732          3,784,404        6,315,032
Accrued dividends at date of redemption                 2,310              3,410            4,438
Accreted discount at date of redemption                 328,368            347,666          394,486
    Total Redemptions                                   2,879,410          4,135,480        6,713,956
    Decrease in net assets                              (3,026,681)        (3,772,011)      (5,409,704)

Net Assets:
Beginning of Period                                     19,955,248         23,727,259       29,136,963
End of Period                                           $16,928,567        $19,955,248      $23,727,259
  See accompanying notes to financial statements.

           UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY
            NOTES TO FINANCIAL STATEMENTS
               December 31, 2001

 (A) The financial statements of the Trust are prepared on the accrual basis of accounting.
Security transactions are accounted for on the date the securities are purchased or sold. The original issue discount on the Treasury Obligation is accreted on a level yield basis. The amount of discount included in the cost of the Treasury
Obligation held as of December 31, 2001 is $2,217,405.

 (B) Cost to investors represents the initial public offering price as of the initial date of deposit, and the value of units through supplemental deposits computed on the basis set forth under "Public Offering Price of Units", adjusted for accretion on United States Treasury
Obligations and for securities sold since the date of deposit.

 (C) Sales charge of the Public Offering Price per
Unit is computed on the basis set forth under "
Public Offering of Units - Sales Charge and Volume
Discount ".

 (D) At December 31, 2001, the gross unrealized market appreciation was $5,385,240 and the gross unrealized market depreciation was ($103,385). The net unrealized market appreciation was $5,281,855.

 (E) Regular distributions of net income, excluding accretion income and principal receipts not used for redemption of units are made semi-annually. Special distribution may be made when the Sponsor and Trustee deem necessary. Income with respect to the accretion of original issue discount is not distributed although the unitholder is subject to tax, where applicable, as if the distribution had occurred. Accretion income earned by the Trust increases a unitholder's cost basis in the underlying security.

 (F) The following units were redeemed with
proceeds of securities sold as follows:
                                Year Ended         Year Ended         Year Ended
                                December 31,       December 31,       December 31,
                                2001               2000               1999
Number of units redeemed        2,000,000          2,900,000          4,860,000
Redemption amount               $2,879,410         $4,135,480         $6,713,956

 (G) Financial Highlights: The following table
describes the performance for the fiscal periods
indicated. Total return shows how much an
investment in the trust would have increased (or
decreased) during the period, assuming
reinvestment of all dividends and distributions.
These figures have been derived from the trust's
financial statements.
                                                       Year Ended         Year Ended         Year Ended
                                                       December 31,       December 31,       December 31,
                                                       2001               2000               1999
Per Unit Operating Performance ($):
Net asset value, beginning of period                   1.4630             1.4345             1.3615
Income from investment operations:
  Investment income-net                                 .0071              .0063              .0059
  Realized and unrealized gain (loss) on
    investments-net transactions                       (.0034)             .0286             .0730
  Net increase in net assets resulting from operations  .0037              .0349              .0789
Less distributions                                     (.0124)            (.0064)            (.0059)
Net asset value, end of period                         1.4543             1.4630             1.4345
Total Return (%):                                         .28              2.44               5.82
Ratios (%):
Ratio of expenses to average net assets                   .31                .27                .26
Ratio of investment income-net to average net assets     3.61               3.34               3.26

UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY
SCHEDULE OF INVESTMENTS
As of December 31, 2001
TREASURY OBLIGATIONS (44.94%)
Name of Security                               Coupon   Maturity Value   Maturity Date   Market Value(1)
U.S. Treasury Interest Payments (2) (52.96%)   0%       $11,640,000      8/15/2007       $8,964,418
COMMON STOCKS (47.04%)
Name of Issuer                                       Number of Shares       Market Value(1)
Aerospace/Defense (1.51%)
Raytheon Company (3)                                 141                    $4,578
United Technologies Corporation                      3,875                  250,441
Automobile (1.44%)
Delphi Automotive Systems Corporation (4)            1,527                  20,859
Ford Motor Company                                   6,970                  109,568
General Motors Corporation                           2,166                  105,268
Visteon Corporation (10)                             520                    7,821
Beverages (1.72%)
The Coca-Cola Company                                2,280                  107,502
PepsiCo, Inc.                                        3,760                  183,074
Chemicals (.63%)
Du Pont (E.I.) De Nemours & Company                  2,508                  106,615
Computer Peripheral Equipment (1.87%)
Cisco Systems, Inc.*                                 17,440                 315,838
Computer Processing & Data Preparation (1.59%)
First Data Corporation                               3,419                  268,221
Computer Software (2.14%)
Microsoft Corporation*                               5,476                  362,785
Electronics/Semi-Conductor (2.88%)
Agilent Technologies Inc. (11)                       956                    27,256
Emerson Electric Company                             2,737                  156,283
Hewlett-Packard Company                              5,021                  103,131
Intel Corporation                                    6,380                  200,651
Entertainment (.67%)
The Walt Disney Company                              5,484                  113,628
Financial Institutions/Banks (6.77%)
Bank of America Corporation (6)                      2,508                  157,879
Citigroup Inc. (7)                                   7,237                  365,324
Fannie Mae                                           3,305                  262,748
J.P. Morgan Chase & Co. (13 )                        4,448                  161,685
Wells Fargo & Company                                4,567                  198,436
Household Products (1.07%)
Procter & Gamble Company                             2,280                  180,416
Insurance (1.17%)
Aetna Inc.                                           1,596                  52,652
Allstate Corporation                                 4,334                  146,056
Manufacturing (1.11%)
Minnesota Mining & Manufacturing Co.                 1,596                  188,663
Medical Products (.07%)
Zimmer Holdings, Inc. (14)*                          410                    12,521
Metals (.82%)
Alcan Aluminum Ltd.                                  3,875                  139,229
Office/Business Equipment (1.09%)
Pitney Bowes, Inc.                                   4,789                  180,114
Imagistics International Inc. (15)*                  383                    4,730

                                                                            (Continued)

UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES TWENTY
SCHEDULE OF INVESTMENTS
As of December 31, 2001
COMMON STOCKS (47.04%)
Name of Issuer                            Number of Shares       Market Value(1)
Oil/Gas (5.18%)
BP Amoco Plc (8)~                         3,924                  $182,505
ChevronTexaco Corporation (16)            3,810                  341,414
Exxon Mobil Corporation (9)               5,015                  197,090
Royal Dutch Petroleum Company ~           3,191                  156,423
Pharmaceuticals (5.59%)
Abbott Laboratories                       5,018                  279,754
Bristol-Myers Squibb Company              4,105                  209,355
Johnson & Johnson                         4,791                  283,148
Merck & Co., Inc.                         2,964                  174,283
Publishing/Printing (1.36%)
Gannett Company, Inc.                     3,418                  229,792
Restaurants (1.00%)
McDonald's Corporation                    5,705                  151,011
Tricon Global Restaurants (5)*            374                    18,401
Retail-Variety Stores (3.88%)
Wal-Mart Stores, Inc.                     11,401                 656,128
Telecommunications (2.73%)
AT&T Corporation                          5,132                  $93,094
AT & T Wireless Services Inc. (17)*       1,651                  23,725
Verizon Communications Inc. (12)          7,261                  344,607
Transportation (.75%)
Burlington Northern Santa Fe              4,450                  126,959

TOTAL COMMON STOCKS                                              $7,961,661

TOTAL INVESTMENTS                                                $16,926,079

(1)    Valuation of Securities was made by the Trustee as described in
"Valuation" in Part B of this Prospectus.
(2)    This security does not pay current interest.  On the maturity date thereof, the entire maturity value becomes
due and payable. Generally, a fixed yield is earned on such security which takes into account the semi-annual
compounding of accrued interest.  (See "The Trust" and "Federal Income Taxes"
herein).
(3)    Hughes Aircraft, a General Motors spin-off, now merged into the
 Raytheon Company.
(4)    General Motors Corporation spin-off.
(5)    Spin-off of PepsiCo's Restaurant Division.
(6)    Name changed with merger of NationsBank Corporation and BankAmerica
 Corporation.
(7)    Formerly Citicorp.
(8)    Name changed with merger of Amoco Corporation and
British Petroleum Co. Plc.
(9)    Name changed with Exxon's acquisition of Mobil Corporation.
(10)   Ford Motor Company spin-off.
(11)   Spin-off from Hewlett-Packard Company.
(12)   Name changed to Verizon Communications with the
 merger of Bell Atlantic and GTE.
(13)   Name changed with the merger of The Chase Manhattan Corp.
 and J.P. Morgan & Co.
(14)   Bristol-Myers Squibb Company spin-off.
(15)   Pitney Bowes Inc. spin-off.
(16)   Name changed with merger of Chevron and Texaco.
(17)   AT&T spin-off.
*      Non-income producing.
~      American Depositary Receipts.

           UBS PAINEWEBBER PATHFINDERS TRUST
TREASURY AND GROWTH STOCK SERIES 20
               PROSPECTUS PART B
PART B OF THIS PROSPECTUS MAY NOT BE
DISTRIBUTED
            UNLESS ACCOMPANIED BY PART A.

Part B contains a description of the important features of the UBS PaineWebber Pathfinders Trust
Treasury and Growth Stock Series 20 and also includes a more detailed discussion of the investment risks that a Unitholder might face while holding Trust Units.

           THE COMPOSITION OF THE PORTFOLIO

 UBS PaineWebber understands the importance of long-term financial goals such as planning for retirement, funding a child's education, or trying to build wealth toward some other objective.

 In UBS PaineWebber's view, one of the most important investment decisions an investor faces may be determining how to best allocate his investments to capture growth opportunities without exposing his portfolio to undue risk. For long-term capital growth, many investment experts recommend stocks. As with all investments, the higher return potential of equities is typically associated with higher risk. With this in mind, UBS PaineWebber designed a portfolio to meet the needs of investors interested in building wealth prudently over a long-term time horizon by pairing the security of U.S. Treasury bonds with the growth potential of Stocks. The Trust is a balanced portfolio with approximately equal portions in U.S. Treasury bonds and Stocks.
Therefore, should interest rates decline significantly prior to maturity, there is a potential for achieving greater returns by liquidating the portfolio before the final maturity date. Unitholders can sell units at any time at the then current net asset value with no additional sales charge. (See "Public Offering of Units--Secondary Market for Units and
Redemption".)

 The main objective of UBS PaineWebber in constructing the portfolio of stocks to be included in the Trust was to select a group of stocks which, in UBS PaineWebber's view, would be capable of, over the long term, closely tracking the performance of the market as measured by the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks the value of which is calculated by Standard & Poor's Corporation, which, in UBS PaineWebber's view, is a broadly diversified, representative segment of the market of all publicly traded stocks in the United
States.

 In constructing the Trust's portfolio, a computer program was generated against the 500 S&P stocks to identify a combination of 40 S&P 500 Index stocks (excluding General Electric and those stocks rated "Unattractive" or "Sell" by UBS
PaineWebber Equity Research) which, when equally weighted, have the highest correlation with the S&P 500 Index with the smallest tracking error.

 The Trust portfolio, in UBS PaineWebber's opinion, is comprised of a diversified group of large, well-known companies representing various industries. These are common stocks issued by companies who may receive income and derive revenues from multiple industry sources but whose primary source is listed in the table in Part A above. For a list of the individual common stocks comprising each industry group listed in Part A above, investors should consult the "Schedule of Investments" herein.

 The Sponsor anticipates that, based upon last dividends actually paid, dividends from the Stock will be sufficient (i) to pay expenses of the Trust (see "Expenses of the Trust" herein), and
(ii) after such payment, to make distributions of such to Unitholders as described below under "Distributions".

                ABOUT THE TRUST

 The Trust is one of a series of similar but separate unit investment trusts created by the Sponsor pursuant to a Trust Indenture and Agreement* (the "Indenture") dated as of the Initial Date of Deposit, among UBS PaineWebber
Inc., as Sponsor and the Investors Bank & Trust
Company, as Trustee (the "Trustee"). The objective of the Trust is preservation of capital and capital appreciation through an investment in Treasury Obligations and Stocks.


*Reference is hereby made to said Trust Indenture and Agreement and any statements contained herein are qualified in their entirety by the provisions of said Trust Indenture and Agreement.
These are equity stocks, which, in Sponsor's opinion on the Initial Date of Deposit, are capable of, over the long term, closely tracking the performance of the market as measured by the S&P 500 Index. The Stocks contained in the Trust are representative of a number of different industries. Dividends, if any, received will be held by the Trustee in non-interest bearing accounts until used to pay expenses or distributed to Unitholders on the next Distribution Date and to the extent that funds are held therein will benefit the Trustee.

 On the Initial Date of Deposit, the Sponsor deposited with the Trustee the confirmations of contracts for the purchase of Securities together with an irrevocable letter or letters of credit of a commercial bank or banks in an amount at least equal to the purchase price. The value of the Securities was determined on the basis described under "Valuation". In exchange for the deposit of the contracts to purchase Securities, the Trustee delivered to the Sponsor a registered certificate for Units representing the entire ownership of the Trust. On the Initial Date of Deposit the fractional undivided interest in the Trust represented by a Unit was as set forth in "Essential Information Regarding the Trust".

 With the deposit on the Initial Date of Deposit, the Sponsor established a proportionate relationship between the maturity value of the Treasury Obligations and the number of shares of each Stock in the Trust. The Sponsor may, from time to time, cause the deposit of additional
Securities in the Trust when additional Units are to be offered to the public, replicating, the original percentage relationship between the maturity value of the Treasury Obligations and the number of shares of Stock deposited on the Initial
Date of Deposit and replicating any cash or cash equivalents held by the Trust (net of expenses).
The original proportionate relationship is subject to adjustment to reflect the occurrence of a stock split or other corporate action which affects the capital structure of the issuer of a Stock but which does not affect the Trust's percentage ownership of the common stock equity of such issuer at the time of such event. Taxable Stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds will be treated as income to the Trust.

 The Treasury Obligations consist of U.S. Treasury obligations which have been stripped of their unmatured interest coupons or interest coupons stripped from the U.S. Treasury Obligations. The obligor with respect to the Treasury Obligations is the United States Government. U.S. Government backed obligations are considered the safest investment.

 On the Initial Date of Deposit each Unit represented the fractional undivided interest in the Securities and net income of the Trust set forth under "Essential Information Regarding the Trust". However, if additional Units are issued by the Trust (through the deposit of additional
Securities for purposes of the sale of additional
Units), the aggregate value of Securities in the Trust will be increased and the fractional undivided interest represented by each Unit in the balance will be decreased. If any Units are redeemed, the aggregate value of Securities in the Trust Will be reduced, and the fractional undivided interest represented by each remaining
Unit in the balance will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unitholder (which may include the Sponsor) or until the termination of the Trust. (See "Termination of the Trust".)

RISK FACTORS AND SPECIAL CONSIDERATIONS

Risk Factors

 An investment in the Trust should be made with the understanding of the risks inherent in an investment in deep discount or "zero-coupon" debt obligations and the risks associated with an investment in common stocks in general.

 The Trust contains stripped Treasury Securities described below (see "Schedule of Investments").
Stripped Treasury Securities consist of "interest-only" or "principal-only" portions of Treasury
Obligations. Interest-only portions of Treasury
Obligations represent the rights only to payment of interest on a date certain, and principal-only portions of Treasury Obligations represent the rights only to payment of principal at a stated maturity. Interest-only and principal-only portions of Treasury Obligations are deep discount obligations that are economically identical to zero-coupon obligations; that is, all such instruments are debt obligations which make no periodic payment of interest prior to maturity.
The stripped Treasury Securities in the Trust were purchased at a deep discount and do not make any periodic payments of interest. Instead, the entire payment of proceeds will be made upon maturity of such Treasury Obligations. The effect of owning deep discount bonds which do not make current interest payments (such as the stripped Treasury
Obligations in the Trust Portfolio) is that a fixed yield is earned not only on the original investment but also, in effect, on all earned discount during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, while the full faith and credit of the United States government provides a high degree of protection against credit risks, sale of Units prior to the termination date of the Trust will involve substantially greater price fluctuations during periods of changing market interest rates than would be experienced in connection with sale of Units of a Trust which held Treasury Obligations which made scheduled interest payments on a current basis.

 An investment in Units of the Trust should also be made with an understanding of the risks inherent in an investment in common stocks in general. The general risks are associated with the rights to receive payments from the issuer which are generally inferior to creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Holders of common stocks have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and to participate in amounts available for distribution by the issuer only after all other claims against the issuer have been paid or provided for. By contrast, holders of preferred stocks have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, normally on a cumulative basis, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on cumulative preferred stock must be paid before any dividends are paid on common stock. Preferred stocks are also entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks.

 Common stocks do not represent an obligation of the issuer. Therefore they do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Unlike debt securities which typically have a stated principal amount payable at maturity common stocks do not have a fixed principal amount or a maturity.
Additionally, the value of the Stocks, like the Treasury Obligations, in the Trust may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit. The Stocks may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting corporate profitability, the financial condition of issuers and the prices of equity securities in general and the Stocks in particular.

 Certain of the Stock in the Trust may be ADRs which are subject to additional risks. (See
"Schedule of Investments" herein.) ADRs evidence
American Depositary Shares ("ADS"), which, in turn, represent common stock of foreign issuers deposited with a custodian in a depositary. (For purposes of this Prospectus, the term "ADR" generally includes "ADS".) ADRs involve certain investment risks that are different from those experienced by Stocks issued by domestic issuers.
These investment risks include potential future political and economic developments and the potential establishment of exchange controls, new or higher levels of taxation, or other governmental actions which might adversely affect the payment or receipt of payment of dividends on the common stock of foreign issuers underlying such ADRs. ADRs may also be subject to current foreign taxes, which could reduce the yield on such securities. Also, certain foreign issuers are not subject to reporting requirements under certain U.S. securities laws and therefore may make less information publicly available than that afforded by their domestic counterparts. Further, foreign issuers are not necessarily subject to uniform financial reporting, auditing and accounting standards, requirements and practices such as are applicable to domestic issuers.

 In addition, the securities underlying the ADRs held in the Trust are generally denominated, and pay dividends, in foreign currency. An investment in securities denominated and principally traded in foreign currencies involves investment risk substantially different than an investment in securities that are denominated and principal traded in U.S. dollars. This is due to currency exchange rate risk, because the U.S. dollar value of the shares underlying the ADRs and of their dividends will vary with the fluctuations in the U.S. dollar foreign exchange rates for the relevant currency in which the shares underlying the ADRs are denominated. The Trust, however, will compute its income in United States dollars, and to the extent any of the Stocks in the Trust pay income or dividends in foreign currency, the Trust's computation of income will be made on the date of its receipt by the Trust at the foreign exchange rate in effect on such date. UBS
PaineWebber observes that, in the recent past, most foreign currencies have fluctuated widely in value against the U.S. dollar for many reasons, including the soundness of the world economy, supply and demand of the relevant currency, and the strength of the relevant regional economy as compared to the economies of the United States and other countries. Exchange rate fluctuations are also dependent, in part, on a number of economic factors including economic conditions within the relevant country, interest rate differentials between currencies, the balance of imports and exports of goods and services, and transfer of income and capital from one country to another.
These economic factors in turn are influenced by a particular country's monetary and fiscal policies, perceived political stability (particularly with respect to transfer of capital) and investor psychology, especially that of institutional investors predicting the future relative strength or weakness of a particular currency. As a general rule, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

 There is no assurance that the Trust's objectives will be achieved. Under ordinary circumstances, dividends and principal received upon the sale of Stocks may not be reinvested, and such money will be held in a non-interest bearing account until the next distribution made on the Distribution
Date. Under certain limited circumstances and if there is no regulatory impediment, such dividends and principal may be reinvested in Short-Term
Treasury Obligations maturing on or before the next Distribution Date. (See "Administration of the Trust--Reinvestment".) The value of the Securities and, therefore, the value of Units may be expected to fluctuate.

 Investors should note that the creation of additional Units subsequent to the Initial Date of Deposit may have an effect upon the value of previously existing Units. To create additional
Units the Sponsor may deposit cash (or cash equivalents, e.g., a bank letter of credit in lieu of cash) with instructions to purchase Securities in amounts sufficient to maintain, to the extent practicable, the percentage relationship among the Securities based on the price of the Securities at the Evaluation Time on the date the cash is deposited. To the extent the price of a Security
(or the relevant foreign currency exchange rate, if applicable) increases or decreases between the time cash is deposited with instructions to purchase the Security and the time the cash is used to purchase the Security, Units will represent less or more of that Security and more or less of the other Securities in the Trust.
Unitholders will be at risk because of price (and currency) fluctuations during this period since if the price of shares of a Security increases, Unitholders will have an interest in fewer shares of that Security, and if the price of a Security decreases, Unitholders will have an interest in more shares of that Security, than if the Security had been purchased on the date cash was deposited with instructions to purchase the Security. In order to minimize these effects, the Trust will attempt to purchase Securities as close as possible to the Evaluation Time or at prices as close as possible to the prices used to evaluate the Trust at the Evaluation Time. Thus price (and currency) fluctuations during this period will affect the value of every Unitholder's Units and the income per Unit received by the Trust. In addition, costs incurred in connection with the acquisition of Securities not listed on any national securities exchange (due to differentials between bid and offer prices for the Securities) and brokerage fees, stamp taxes and other costs incurred in purchasing stocks will be at the expense of the Trust and will affect the value of every Unitholder's Units.

 In the event a contract to purchase a Security fails, the Sponsor will refund to each Unitholder the portion of the sales charge attributable to such failed contract. Principal and income, if any, attributable to such failed contract will be distributed to Unitholders of record on the last business day of the month in which the fail occurs within 20 days of such record date.

 Because the Trust is organized as a unit investment trust, rather than as a management investment company, the Trustee and the Sponsor do not have authority to manage the Trust's assets fully in an attempt to take advantage of various market conditions to improve the Trust's net asset value, but may dispose of Securities only under limited circumstances. (See "Administration of the Trust--Portfolio Supervision".)

 The Sponsor does not know of any pending litigation as of the Initial Date of Deposit that might reasonably be expected to have a material adverse effect on the Portfolio, although pending litigation may have a material adverse effect on the value of Securities in the Portfolio. In addition, at any time after the Initial Date of Deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Portfolio or the issuers of such Securities. Changing approaches to regulation may have a negative impact on certain companies represented in the Portfolio. There can be no assurance that future litigation, legislation, regulation or deregulation will not have a material adverse effect on the Portfolio or will not impair the ability of issuers of the Securities to achieve their business goals.

 Certain of the Stocks may be attractive
acquisition candidates pursuant to mergers, acquisitions and tender offers. In general, tender offers involve a bid by an issuer or other acquiror to acquire a stock pursuant to the terms of its offer. Payment generally takes the form of cash, securities (typically bonds or notes), or cash and securities. Pursuant to federal law a tender offer must remain open for at least 20 days and withdrawal rights apply during the entire offering period. Frequently offers are conditioned upon a specified number of shares being tendered and upon the obtaining of financing. There may be other conditions to the tender offer as well.
Additionally, an offeror may only be willing to accept a specified number of shares. In the event a greater number of shares is tendered, the offeror must take up and pay for a pro rata portion of the shares deposited by each depositor during the period the offer remains open. The
Agreement contains provisions permitting Stocks to be either held or sold in the event of a tender offer, merger or reorganization involving one or more of the Stocks in the Trust (see
"Administration of the Trust-Portfolio
Supervision" herein).

              FEDERAL INCOME TAXES

 In the opinion of Carter, Ledyard & Milburn, counsel for the Sponsor, under existing law:

 1. The Trust is not an association taxable as a corporation for federal income tax purposes.
Under the Internal Revenue Code of 1986, as amended (the "Code"), each Unitholder will be treated as the owner of a pro rata portion of the Trust, and income of the Trust will be treated as income of the Unitholder.

 2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, exchange, redemption, or payment at maturity) or when the Unitholder sells its Units or redeems its Units for cash. The total tax cost of each Unit to a Unitholder is allocated among each of the Securities in accordance with the proportion of the Trust comprised by each Security to determine the per Unit tax cost for each Security.

 3. The Trust is not an association taxable as a corporation for New York State income tax purposes. Under New York State law, each
Unitholder will be treated as the owner of a pro rata portion of the Trust and the income of the Trust will be treated as income of the Unitholders.

 The following general discussion of the federal income tax treatment of an investment in Units of the Trust is based on the Code and Treasury
Regulations promulgated thereunder as in effect on the date of this Prospectus. The federal income tax treatment applicable to a Unitholder may depend upon the Unitholder's particular tax circumstances. The tax treatment of non-U.S.
investors is not addressed. Future legislative, judicial or administrative changes could modify the statements below and could affect the tax consequences to Unitholders. Accordingly, each
Unitholder is advised to consult its own tax advisor concerning the effect of an investment in Units.

 General. Each Unitholder must report on its federal income tax return a pro rata share of the entire income of the Trust, derived from dividends on Stocks, original issue discount or interest on Treasury Obligations, gains or losses upon sales of Securities by the Trust and a pro rata share of the expenses of the Trust. Unitholders should note that their taxable income from an investment in Units will exceed cash distributions because taxable income will include accretions of original issue discount on the Treasury Obligations.

 Distributions with respect to Stock, to the extent they do not exceed current or accumulated earnings and profits of the distributing corporation, will be treated as dividends to the Unitholders and will be subject to income tax at ordinary rates. Corporate Unitholders may be entitled to the dividends-received deduction discussed below.

 To the extent distributions with respect to a Stock were to exceed the issuing corporation's current and accumulated earnings and profits, they would not constitute dividends. Rather, they would be treated as a tax free return of capital and would reduce a Unitholder's tax basis for such Stock. This reduction in basis would in effect increase any gain, or reduce any loss, realized by the Unitholder on any subsequent sale or other disposition of Units. After the tax cost has been reduced to zero, any additional distributions in excess of current and accumulated earnings and profits would be taxable as gain from sale of Stock.

 A Unitholder who is an individual, estate or trust may be disallowed certain itemized deductions described in Code Section 67, including compensation paid to the Trustee and administrative expenses of the Trust, to the extent these itemized deductions, in the aggregate, do not exceed two percent of the Unitholder's adjusted gross income. Thus, a Unitholder's taxable income from an investment in Units may exceed amounts distributed to the extent amounts are used by the Trust to pay expenses.

 Corporate Dividends-Received Deduction.
Corporate holders of Units may be eligible for the dividends-received deduction with respect to distributions treated as dividends, subject to the limitations provided in Section 246 and 246A of the Code. The dividends-received deduction generally equals 70 percent of the amount of the dividend.

 Unitholders will be taxed in the manner described above regardless of whether distributions from the Trust are actually received by the Unitholder or are reinvested pursuant to the reinvestment plan.

 Original Issue Discount. The Trust will contain principal or interest portions of stripped "zero-coupon" United States Treasury Obligations which are treated as bonds that were originally issued at a discount ("original issue discount").
Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a bond was issued and its stated redemption price at maturity. For purposes of the preceding sentence, stripped obligations, such as the Treasury Obligations, which variously consist either of the right to receive payments of interest or the right to receive payments of principal, are treated by each successive purchaser as originally issued on their purchase dates at an issue price equal to their respective purchase prices thereof. The market value of the Trust assets will be provided to a Unitholder upon request in order to enable the Unitholder to calculate the original issue discount attributable to each of the Treasury Obligations. Original issue discount on Treasury Obligations (which were issued or treated as issued on or after July 2,
1982) is deemed earned over the life of such obligation, taking into account the compounding of accrued interest at least annually, resulting in an increasing amount of income in each year. Each
Unitholder is required to include in income each year the amount of original issue discount which accrues on its pro rata portion of each Treasury
Obligation which (with respect to such Unitholder) has original issue discount. The amount of accrued original issue discount included in income with respect to a Unitholder's interest in Treasury Obligations is thereupon added to the tax cost for such obligations.

 Gain or Loss on Sale. If a Unitholder sells or otherwise disposes of a Unit, the Unitholder generally will recognize gain or loss in an amount equal to the difference between the amount realized on the disposition allocable to the Securities and the Unitholder's adjusted tax bases in the Securities. In general, such adjusted tax bases will equal the Unitholder's aggregate cost for the Unit increased by any accrued original issue discount. Such gain or loss will be capital gain or loss if the Unit and underlying Securities were held as capital assets, except that such gain will be treated as ordinary income to the extent of any accrued original issue discount not previously reported. Each Unitholder generally will also recognize taxable gain or loss when all or part of its pro rata portion of a Security is sold or otherwise disposed of for an amount greater or less than its per Unit tax cost.

 Withholding For Citizen or Resident Investors. In the case of any non-corporate Unitholder that is a citizen or resident of the United States a "backup" withholding tax may apply to certain distributions of the Trust unless the Unitholder properly completes and files, under penalties of perjury, IRS Form W-9 (or its equivalent).

 The foregoing discussion is a general summary and relates only to certain aspects of the federal income tax consequences of an investment in the Trust. Unitholders, may also be subject to state and local taxation. Each Unitholder should consult its own tax advisor regarding the federal, state and local tax consequences to it of ownership of Units.

 Investment in the Trust may be suited for purchase by funds and accounts of individual investors that are exempt from federal income taxes such as Individual Retirement Accounts, tax-qualified retirement plans including Keogh Plans, and other tax-deferred retirement plans.
Unitholders desiring to purchase Units for tax-deferred plans and IRA's should consult their UBS
PaineWebber Financial Advisor for details on establishing such accounts. Units may also be purchased by persons who already have self-directed accounts established under tax-deferred retirement plans.
             PUBLIC OFFERING OF UNITS

 Public Offering Price. The public offering price in the secondary market will be the Trust Fund
Evaluation per Unit next determined after receipt of a purchase order, determined with respect to the Treasury Obligations on the bid side of the market, plus the applicable sales charge. (See
"Valuation".)

 Sales Charge and Volume Discount. Sales charges during the initial public offering period and for secondary market sales are set forth below. A discount in the sales charge is available to volume purchasers of Units due to economies of scales in sales effort and sales related expenses relating to volume purchases. The sales charge applicable to volume purchasers of Units is reduced on a graduated scale for sales to any person of at least $50,000 or 50,000 Units, applied on whichever basis is more favorable to the purchaser.
Secondary Market From January 31, 2001
     Through January 30, 2003

Percent of
Public               Percent of
Offering           Net Amount
Price                 Invested
3.25%                   3.36%

Secondary Market on and After
   January 31, 2003

Percent of
Public             Percent of
Offering           Net Amount
Price              Invested
2.25%              2.30%

 The volume discount sales charge shown above will apply to all purchases of Units on any one day by the same person in the amounts stated herein, and for this purpose purchases of Units of this Trust will be aggregated with concurrent purchases of any other trust which may be offered by the Sponsor. Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for the purposes hereof to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account.

  Employee Discount. Due to the realization of economies of scale in sales effort and sales related expenses with respect to the purchase of Units by employees of the Sponsor and its affiliates, the Sponsor does not intend to impose a sales charge on such employee sales.

 Exchange Option. Unitholders may elect to exchange any or all of their Units of this Series of the UBS PaineWebber Pathfinders Trust for units of one or more of any series of UBS PaineWebber
Municipal Bond Fund (the "UBS PaineWebber
Series"); The Municipal Bond Trust (the "National
Series"); The Municipal Bond Trust, Multi-State
Program (the "Multi-State Series"); The Municipal
Bond Trust, California Series (the "California
Series"); The Corporate Bond Trust (the "Corporate
Series"); UBS PaineWebber Pathfinder's Trust (the
"Pathfinder's Trust"); the UBS PaineWebber Federal
Government Trust (the "Government Series"); The
Municipal Bond Trust, Insured Sales (the "Insured
Series"); or UBS PaineWebber Equity Trust (the
"Equity Series") (collectively referred to as the "Exchange Trusts"), at a Public Offering Price for the Units of the Exchange Trusts to be acquired based on a reduced sales charge as discussed below. Unitholders of this Trust are not eligible for the Exchange Option into any Exchange Trust designated as a rollover series for the 30 day period prior to termination of such Exchange
Trust. The purpose of such reduced sales charge is to permit the Sponsor to pass on the Unitholder who wishes to exchange Units the cost savings resulting from such exchange of Units. The cost savings result from reductions in time and expense related to advice, financial planning and operational expenses required for the Exchange
Option.

 Each Exchange Trust has different investment objectives, therefore a Unitholder should read the prospectus for the applicable exchange trust carefully prior to exercising this option.
Exchange Trusts having as their objective the receipt of tax-exempt interest income would not be suitable for tax-deferred investment plans such as Individual Retirement Accounts. A Unitholder who purchased Units of this Series and paid the Initial Sales Charge and any Deferred Sales
Charges that, in total, was an amount less than the per Unit, per 100 Unit or per 1,000 Unit sales charge of the series of the Exchange Trusts for which such Unitholder desires to exchange into, will be allowed to exercise the Exchange Option at the Unit Offering Price plus the reduced sales charge, provided the Unitholder has held the Units for at least five months. Any such Unitholder who has not held the Units to be exchanged for the five-month period will be required to exchange them at the Unit Offering Price plus a sales charge based on the greater of the reduced sales charge, or an amount which, together with the initial sales charge paid in connection with the acquisition of the Units being exchanged, equals the sales charge of the series of the Exchange
Trust for which such Unitholder desires to exchange into, determined as of the date of the exchange. Owners of Units of this Series electing to use the Exchange Option in connection with units of other Exchange Trusts subject to a deferred sales charge ("Deferred Sales Charge
Units") will be permitted to acquire Deferred
Sales Charge Units, at their then-current net asset value, with no Initial Sales Charge imposed.
Deferred Sales Charge Units acquired through the
Exchange Option will continue to be subject to the deferred sales charge installments remaining on those Deferred Sales Charge Units so acquired.

 The Sponsor will permit exchanges at the reduced sales charge provided there is either a primary market for Units or a secondary market maintained by the Sponsor in both the Units of this Pathfinders Series and units of the applicable
Exchange Trust and there are units of the applicable Exchange Trust available for sale.
While the Sponsor has indicated that it intends to maintain a market for the Units of the respective
Trusts, there is no obligation on its part to maintain such a market. Therefore, there is no assurance that a market for Units will in fact exist on any given date at which a Unitholder wishes to sell his Units of this series and thus there is no assurance that the Exchange Option will be available to a Unitholder. Exchanges will be effected in whole Units only. Any excess proceeds from Unitholders' Units being surrendered will be returned. Unitholders will be permitted to advance new money in order to complete an exchange to round up to the next highest number of Units.

 An exchange of units pursuant to the Exchange
Option will normally constitute a "taxable event" under the Code, i.e., a Unitholder will recognize a tax gain or loss. Unitholders are advised to consult their own tax advisors as to the tax consequences of exchanging units in their particular case.

 The Sponsor reserves the right to modify, suspend or terminate this plan at any time without further notice to Unitholders. In the event the Exchange
Option is not available to a Unitholder at the time he wishes to exercise it, the Unitholder will be immediately notified and no action will be taken with respect to his Units without further instruction from the Unitholder.

 To exercise the Exchange Option, a Unitholder should notify the Sponsor of his desire to exercise the Exchange Option and to use the proceeds from the sale of his Units of this series to purchase units of one or more of the Exchange
Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, and if such units may lawfully be sold in the state in which the Unitholder is resident, the Unitholder may select the series or group of series for which he desires his investment to be exchanged. The Unitholder will be provided with a current prospectus or prospectuses relating to each series in which he indicates interest.

 The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price based on the aggregate bid price per Unit of the securities in the portfolio of the Trust.
Units of the Exchange Trust, however, will be sold to the Unitholder at a reduced sales charge as discussed above. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the selling Unitholder.

 Conversion Option. Owners of units of any registered unit investment trust sponsored by others which was initially offered at a maximum applicable sales charge of at least 2.5% (a
`Conversion Trust') may elect to apply the cash proceeds of the sale or redemption of those units
("Conversion Units") directly to acquire available units of any Exchange Trust having an "up-front" salesload at a reduced sales charge of $15 per Unit, per 100 Units in the case of Exchange Trusts having a Unit price of approximately $10, or per 1,000 Units in the case of Exchange Trusts having a Unit price of approximately $1, subject to the terms and conditions applicable to the Exchange
Option (except that no secondary market is required for Conversion Trust units). Owners of Conversion Trust Units will be permitted to use the cash proceeds received from the sale or redemption of those Units to acquire Deferred
Sales Charge Units at their then-current net asset value, with no Initial Sales Charge imposed.
Deferred Sales Charge Units acquired through the
Conversion Option will continue to be subject to the deferred sales charge installments remaining on those Units so acquired.

 To exercise this option, the owner should notify his retail broker. He will be given a prospectus for each series in which he indicates interest and for which units are available. The dealer must sell or redeem the units of the Conversion Trust.
Any dealer other than UBS PaineWebber must certify that the purchase of units of the Exchange Trust is being made pursuant to and is eligible for the Conversion Option. The dealer will be entitled to two-thirds of the applicable reduced sales charge.
The Sponsor reserves the right to modify, suspend or terminate the Conversion Option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per Unit, per 100 Units or per 1,000 Units, as applicable than the corresponding fee then being charged for the Exchange Option). For a description of the tax consequences of a conversion reference is made to the Exchange
Option section herein.

 Distribution of Units. The minimum purchase is $250. Only whole Units may be purchased.

 The Sponsor is the sole underwriter of the Units.
Sales may, however, be made to dealers who are members of the National Association of Securities
Dealers, Inc. ("NASD") at prices which include a concession of $.03 per Unit, during the initial offering period and one-half of the highest applicable sales charge during the secondary market, subject to change from time to time. The difference between the sales charge and the dealer concession will be retained by the Sponsor. In the event that the dealer concession is 90% or more of the sales charge per Unit, dealers taking advantage of such concession may be deemed to be underwriters under the Securities Act of 1933, as amended (the "Securities Act").

 The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units. The Sponsor intends to qualify the Units in all states of the United States, the District of Columbia and the Commonwealth of Puerto Rico.

 Secondary Market for Units. While not obligated to do so, the Sponsor intends to maintain a secondary market for the Units and continuously offer to purchase Units at the Trust Fund
Evaluation per Unit next computed after receipt by the Sponsor of an order from a Unitholder. The
Sponsor may cease to maintain a market at any time, and from time to time, without notice. In the event that a secondary market for the Units is not maintained by the Sponsor, a Unitholder desiring to dispose of Units may tender Units to the Trustee for redemption, at the price calculated in the manner described under "Redemption". Redemption requests in excess of $500,000 may be redeemed "in kind" as described under "Redemption." The Sponsor does not in any way guarantee the enforceability, marketability, value or price of any Stocks in the Trust, nor that of the Units.

 The Trust Fund Evaluation per Unit at the time of sale or tender for redemption may be less than the price at which the Unit was purchased.

 The Sponsor may redeem any Units it has purchased in the secondary market if it determines for any reason that it is undesirable to continue to hold these Units in its inventory. Factors which the Sponsor may consider in making this determination will include the number of units of all series of all trusts which it holds in its inventory, the saleability of the Units, its estimate of the time required to sell the Units and general market conditions.

 Sponsor's Profits. In addition to the applicable sales charge, the Sponsor realizes a profit (or sustains a loss) in the amount of any difference between the cost of the Securities to the Sponsor and the price (including foreign currency rates, if any) at which it deposits the Securities in the Trust, which is the value of the Securities, determined by the Trustee as described under "Valuation" at the close of business on the business day prior to the Initial Date of Deposit.
The cost of Securities to the Sponsor includes the amount paid by the Sponsor for brokerage commissions. These amounts are an expense of the Trust.

 Cash, if any, received from Unitholders prior to the settlement date for the purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, as amended and may be of benefit to the Sponsor.

 In selling any Units in the initial public offering after the Initial Date of Deposit, the Sponsor may realize profits or sustain losses resulting from fluctuations in the net asset value of outstanding Units during that period. In maintaining a secondary market for the Units, the Sponsor may realize profits or sustain losses in the amount of any differences between the price at which it buys Units and the price at which it resells or redeems such Units.

                 REDEMPTION

 Units may be tendered to Investors Bank & Trust
Company for redemption at its office in person, or by mail at Hancock Tower, 200 Clarendon Street,
Boston, MA 02116 upon payment of any transfer or similar tax which must be paid to effect the redemption. At the present time there are no such taxes. No redemption fee will be charged by the Sponsor or the Trustee. If Units are represented by a certificate, it must be properly endorsed accompanied by a letter requesting redemption. If held in uncertificated form, a written instrument of redemption must be signed by the Unitholder.
Unitholders must sign exactly as their names appear on the records of the Trustee with signatures guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator, or certificates of corporate authority. Unitholders should contact the Trustee to determine whether additional documents are necessary. Units tendered to the Trustee for redemption will be cancelled, if not repurchased by the Sponsor.

 Units will be redeemed at the Redemption Value per Unit next determined after receipt of the redemption request in good order by the Trustee.
The Redemption Value per Unit is determined by dividing the Trust Fund Evaluation by the number of Units outstanding. (See "Valuation.")

 A redemption request is deemed received on the business day (See "Valuation" for a definition of business day) when such request is received prior to the closing time of the regular trading session on the New York Stock Exchange Inc. (ordinarily,
4:00 p.m. New York Time). If it is received after that time, it is deemed received on the next business day. During the period in which the Sponsor maintains a secondary market for Units, the Sponsor may repurchase any Unit presented for tender to the Trustee for redemption no later than the close of business on the second business day following such presentation and Unitholders will receive the Redemption Value next determined after receipt by the Trustee of the redemption request.
Proceeds of a redemption will be paid to the Unitholder by the seventh calendar day following the date of tender (or if the seventh calendar day is not a business day on the first business day prior to the seventh calendar day).

 With respect to cash redemptions, amounts representing income received shall be withdrawn from the Income Account, and, to the extent such balance is insufficient, from the Capital Account.
The Trustee is empowered, to the extent necessary, to sell Securities in such manner as is directed by the Sponsor, which direction shall be given so as to maximize the objectives of the Trust. In the event that no such direction is given by the Sponsor, the Trustee is empowered to sell
Securities as follows: Treasury Obligations will be sold so as to maintain in the Trust Treasury
Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest amount of capital appreciation will be sold first. (See "Administration of the Trust".) However, with respect to redemption requests in excess of $500,000, the Sponsor may determine in its discretion to direct the Trustee to redeem Units "in kind" by distributing
Securities to the redeeming Unitholder. When Stock is distributed, a proportionate amount of Stock will be distributed, rounded to avoid the distribution of fractional shares and using cash or checks where rounding is not possible. The
Sponsor may direct the Trustee to redeem Units "in kind" even if it is then maintaining a secondary market in Units of the Trust. Securities will be valued for this purpose as set forth under "Valuation". A Unitholder receiving a redemption
"in kind" may incur brokerage or other transaction costs in converting the Securities distributed into cash. The availability of redemption "in-kind" is subject to compliance with all applicable laws and regulations, including the Securities Act of 1933, as amended.

 To the extent that Securities are redeemed in kind or sold, the size and diversity of the Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. In addition, because of the minimum amounts in which Securities are required to be sold, the proceeds of sale may exceed the amount required at the time to redeem Units; these excess proceeds will be distributed to Unitholders on the Distribution Dates.

 The Trustee may, in its discretion, and will, when so directed by the Sponsor, suspend the right of redemption, or postpone the date of payment of the Redemption Value, for more than seven calendar days following the day of tender for any period during which the New York Stock Exchange, Inc. is closed other than for weekend and holiday closings; or for any period during which the Securities and Exchange Commission determined that trading on the New York Stock Exchange, Inc. is restricted or for any period during which an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable; or for such other period as the Securities and Exchange Commission may by order permit for the protection of Unitholders. The
Trustee is not liable to any person or in any way for any loss or damages which may result from any such suspension or postponement, or any failure to suspend or postpone when done in the Trustee's discretion.

                 VALUATION

 The Trustee will calculate the Trust's value (the
"Trust Fund Evaluation") per Unit at the
Evaluation Time set forth under "Essential
Information Regarding the Trust" (1) on each June
30 and December 31 (or the last business day prior thereto), (2) on each business day as long as the Sponsor is maintaining a bid in the secondary market, (3) on the business day on which any Unit is tendered for redemption and (4) on any other day desired by the Sponsor or the Trustee, by adding (a) the aggregate value of the Securities and other assets determined by the Trustee as set forth below, (b) cash on hand in the Trust, income accrued on the Treasury Obligations but not distributed or held for distribution and dividends receivable on Stocks trading ex-dividend (other than any cash held in any reserve account established under the Indenture) and (c) accounts receivable for securities sold and any other assets of the Trust Fund not included in (a) and
(b) above and deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee and the Sponsor
(including legal and auditing expenses) and other
Trust expenses, (x) cash allocated for
distribution to Unitholders, and (y) accounts payable for units tendered for redemption and any other liabilities of the Trust Fund not included in (v), (w) , (x) and (y) above. The per Unit
Trust Fund Evaluation is calculated by dividing the result of such computation by the number of Units outstanding as of the date thereof. Business days do not include Saturdays, Sundays, New Year's
Day, Martin Luther King, Jr.'s Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day and other days that the New York Stock Exchange is closed. The U.S. dollar value of Stock denominated in foreign currency, if any, contained in the Trust, will be based on the applicable foreign currency exchange rate calculated at the Evaluation Time.

 The value of Stocks shall be determined by the Trustee in good faith in the following manner: (1) if the Securities are listed on one or more national securities exchanges, such evaluation shall be based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange which is the principal market thereof
(deemed to be the New York Stock Exchange if the Securities are listed thereon) (2) if there is no such appropriate closing sale price on such exchange, at the mean between the closing bid and asked prices on such exchange (unless the Trustee deems such price inappropriate as a basis for evaluation), (3) if the Securities are not so listed or, if so listed and the principal market therefor is other than on such exchange or there are no such appropriate closing bid and asked prices available, such evaluation shall be made by the Trustee in good faith based on the closing sale price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or (4) if there is no such appropriate closing price, then (a) on the basis of current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the Securities in good faith on the bid side of the market or (d) by any combination thereof.

 Treasury Obligations are valued on the basis of bid prices. The aggregate bid prices of the Treasury Obligations, is the price obtained from investment dealers or brokers (which may include the Sponsor) who customarily deal in Treasury
Obligations; or, if there is no market for the Treasury Obligations, and bid prices are not available, on the basis of current bid prices for comparable securities; or by appraisal; or by any combination of the above, adjusted to reflect income accrued.

COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION VALUE

 While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Treasury Obligations, the Public Offering Price of
Units in the secondary market and the Redemption
Value is determined on the basis of the current bid prices of the Treasury Obligations. The Stocks are valued on the same basis for the initial and secondary markets and for purposes of redemptions.
On the business day prior to the Initial Date of Deposit, the Public Offering Price per Unit (which figure includes the sales charge) exceeded the Redemption Value, (see: "Essential Information").
The bid and offering prices of the Treasury
Obligations is expected to vary. For this reason and others, including the fact that the Public
Offering Price includes the sales charge, the amount realized by a Unitholder upon redemption of Units may be less than the price paid by the Unitholder for such Units.
              EXPENSES OF THE TRUST

 The cost of the preparation and printing of the Certificates, the Indenture and this Prospectus, the initial fees of the Trustee and the Trustee's counsel, and expenses incurred in establishing the Trust including legal and auditing fees and initial SEC and state registration fees (the
"Organizational Expenses"), will be paid by the Trust, as is common for mutual funds.
Historically, the Sponsors of Unit Investment
Trusts have paid all organizational expenses. The
Sponsor will receive no fee from the Trust for its services in establishing the Trust.

 The Sponsor will receive a fee, which is earned for portfolio supervisory services, and which is based upon the largest number of Units outstanding during the calendar year. The Sponsor's fee, which is initially $.00035 per Unit, may exceed the actual costs of providing portfolio supervisory services for the Trust, but at no time will the total amount it receives for portfolio supervisory services rendered to all series of the UBS
PaineWebber Pathfinders Trust in any calendar year exceed the aggregate cost to it of supplying such services in such year.

 For its services as Trustee and Evaluator, the Trustee will be paid in monthly installments, annually $.00145 per Unit computed monthly based upon the largest number of Units outstanding in the Trust during the preceding month. In addition, the regular and recurring expenses of the Trust are estimated to be $.0011 per Unit annually which include, but are not limited to Organizational
Expenses of $.00080 per Unit and certain mailing, printing, and audit expenses. Expenses in excess of this estimate will be borne by the Trust. The
Trustee could also benefit to the extent that it may hold funds in non-interest bearing accounts created by the Indenture.

 The Sponsor's fee and Trustee's fee may be increased without approval of the Unitholders by an amount not exceeding a proportionate increase in the category entitled "All Services Less Rent" in the Consumer Price Index published by the United States Department of Labor or if the Price
Index is no longer published, a similar index as determined by the Trustee and Sponsor.

 In addition to the above, the following charges are or may be incurred by each Trust and paid from the Income Account, or, to the extent funds are not available in such Account, from the Capital
Account (see "Administration of the Trust-
Accounts"): (1) fees for the Trustee for extraordinary services; (2) expenses of the Trustee (including legal and auditing expenses) and of counsel; (3) various governmental charges;
(4) expenses and costs of any action taken by the Trustee to protect the trusts and the rights and interests of the Unitholders; (5) indemnification of the Trustee for any loss, liabilities or expenses incurred by it in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part; (6) brokerage commissions and other expenses incurred in connection with the purchase and sale of Securities; and (7) expenses incurred upon termination of the Trust. In addition, to the extent then permitted by the Securities and Exchange Commission, the Trust may incur expenses of maintaining registration or qualification of the Trust or the Units under Federal or state securities laws so long as the Sponsor is maintaining a secondary market (including, but not limited to, legal, auditing and printing expenses).

 The accounts of the Trust shall be audited not less than annually by independent auditors selected by the Sponsor. The expenses of the audit shall be an expense of the Trust. So long as the Sponsor maintains a secondary market, the Sponsor will bear any audit expense which exceeds $.00050 per Unit. Unitholders covered by the audit during the year may receive a copy of the audited financial statements upon request.

 The fees and expenses set forth above are payable out of the Trust and when unpaid will be secured by a lien on the Trust. Based upon the last dividend paid prior to the Initial Date of Deposit, dividends on the Stocks are expected to be sufficient to pay the estimated expenses of the Trust. To the extent that dividends paid with respect to the Stocks are not sufficient to meet the expenses of the Trust, the Trustee is authorized to sell Securities in the same manner as provided in "Redemption" herein.

              RIGHTS OF UNITHOLDERS

 Ownership of Units is evidenced by recordation on the books of the Trustee. In order to avoid additional operating costs and for investor convenience, certificates will not be issued unless a request, in writing with signature guaranteed by an eligible guarantor institution or in such other manner as may be acceptable to the Trustee, is delivered by the Unitholder to the Sponsor. Issued Certificates are transferable by presentation and surrender to the Trustee at its office in Boston, Massachusetts properly endorsed or accompanied by a written instrument or instruments of transfer. Uncertificated Units are transferable by presentation to the Trustee at its office of a written instrument of transfer.

 Certificates may be issued in denominations of one Unit or any integral multiple thereof as deemed appropriate by the Trustee. A Unitholder may be required to pay $2.00 per certificate reissued or transferred, and shall be required to pay any governmental charge that may be imposed in connection with each such transfer or interchange.
For new certificates issued to replace destroyed, mutilated, stolen or lost certificates, the Unitholder must furnish indemnity satisfactory to the Trustee and must pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to Investors Bank & Trust Company for replacement.

                DISTRIBUTIONS

 The Trustee will distribute any net income received, if any, from the Income Account, quarterly on the Distribution Dates to Unitholders of record on the preceding Record Date. Income with respect to the original issue discount on the Treasury Obligations will not be distributed although Unitholders will be subject to tax as if a distribution had occurred. Distributions from the Capital Account will be made on quarterly
Distribution Dates to Unitholders of record on the preceding Record Date, provided however, that distributions of less than $.00500 per Unit need not be made from the Capital Account on any Distribution Date. See "Federal Income Taxes".

 Within a reasonable period after the Trust is terminated, each Unitholder will, upon surrender of his Certificates for cancellation, receive his pro rata share of the amounts realized upon disposition of the Securities plus any other assets of the Trust, less expenses of the Trust.
(See "Termination.")

             ADMINISTRATION OF THE TRUST

 Accounts. All dividends received and interest, if any, accrued on Securities, proceeds from the sale of Securities or other monies received by the Trustee on behalf of the Trust shall be held in trust in non-interest bearing accounts until required to be disbursed.

 The Trustee will credit on its books to an Income
Account any dividends (including stock dividends which were sold) and interest, if any, accrued by the Trust. All other receipts (i.e. return of principal, and gains) are credited on its books to a Capital Account. Stock dividends received by the Trust, if any, will be sold by the Trustee and the proceeds therefrom be treated as income to the Trust. A record will be kept of qualifying dividends within the Income Account. The pro rata share of the Income Account and the pro rata share of the Capital Account represented by each Unit will be computed by the Trustee as set forth under "Valuation".

 The Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay expenses incurred by the Trust.
(See "Expenses and Charges.") In addition, the
Trustee may withdraw from the Income Account and the Capital Account such amounts as may be necessary to cover redemption of Units by the Trustee. (See "Redemption.")

 The Trustee may establish reserves (the "Reserve
Account") within the Trust for state and local taxes, if any, and any other governmental charges payable out of the Trust.

 Reports and Records. With the distribution of income from the Trust, Unitholders will be furnished with a statement setting forth the amount being distributed from each account.

 The Trustee keeps records and accounts of the Trust at its office in Boston, including records of the names and addresses of Unitholders, a current list of underlying Securities in the portfolio and a copy of the Indenture. Records pertaining to a Unitholder or to the Trust (but not to other Unitholders) are available to the Unitholder for inspection at reasonable times during business hours.

 Within a reasonable period of time after the end of each calendar year, the Trustee will furnish each person who was a Unitholder at any time during the calendar year an annual report containing the following information, expressed in reasonable detail both as a dollar amount and as a dollar amount per Unit: (1) a summary of transactions for such year in the Income and Capital Accounts and any Reserves; (2) any
Securities sold during the year and the Securities held at the end of such year; (3) the Trust Fund
Evaluation per Unit, based upon a computation thereof on the 31st day of December of such year
(or the last business day prior thereto); and (4) amounts distributed to Unitholders during such year.

 Portfolio Supervision. The portfolio of the Trust is not "managed" by the Sponsor or the Trustee;
their activities described herein are governed solely by the provisions of the Indenture. The
Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security:

 (1) upon the failure of the issuer to declare or pay anticipated dividends or interest;

 (2) upon the institution of materially adverse action or proceeding at law or in equity seeking to restrain or enjoin the declaration or payment of dividends or interest on any such Securities or the existence of any other materially adverse legal question or impediment affecting such Securities or the declaration or payment of dividends or interest on the same;

 (3) upon the breach of covenant or warranty in any trust indenture or other document relating to the issuer which might materially and adversely affect either immediately or contingently the declaration or payment of dividends or interest on such Securities;

 (4) upon the default in the payment of principal or par or stated value of, premium, if any, or income on any other outstanding securities of the issuer or the guarantor of such securities which might materially and adversely, either immediately or contingently, affect the declaration or payment of dividends or interest on the Securities;

 (5) upon the decline in price or the occurrence of any materially adverse market or credit factors, that in the opinion of the Sponsor, make the retention of such Securities not in the best interest of the Unitholder;

 (6) upon a public tender offer being made for a Security, or a merger or acquisition being announced affecting a Security that in the opinion of the Sponsor make the sale or tender of the Security in the best interests of the Unitholders;

 (7) upon a decrease in the Sponsor's internal rating of the Security; or

 (8) upon the happening of events which, in the opinion of the Sponsor, negatively affect the economic fundamentals of the issuer of the Security or the industry of which it is a part.

 The Trustee may dispose of Securities where necessary to pay Trust expenses or to satisfy redemption requests as directed by the Sponsor and in a manner necessary to maximize the objectives of the Trust, or if not so directed in its own discretion, provided however, that Treasury
Obligations will be sold so as to maintain in the Trust Treasury Obligations in an amount which, upon maturity, will equal at least $1.00 per Unit outstanding after giving effect to such redemption and Stocks having the greatest appreciation shall be sold first.

 Reinvestment. Cash received upon the sale of Stock (except for sales to meet redemption requests) and dividends received may, if and to the extent there is no legal or regulatory impediment, be reinvested in United States
Treasury obligations which mature on or prior to the next scheduled Distribution Date. The Sponsor anticipates that, where permitted, such proceeds will be reinvested in current interest-bearing
United States Treasury obligations unless factors exist such that such reinvestment would not be in the best interest of Unitholders or would be impractical. Such factors may include, among others, (i) short reinvestment periods which would make reinvestment in United States Treasury obligations undesirable or infeasible and (ii) amounts not sufficiently large so as to make a reinvestment economical or feasible. Any moneys held and not reinvested will be held in a non-interest bearing account until distribution on the next Distribution Date to Unitholders of record.

             AMENDMENT OF THE INDENTURE

 The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent or to make such other provisions as will not materially adversely affect the interest of the Unitholders.

 The Indenture may be amended in any respect by the Sponsor and the Trustee with the consent of the holders of 51% of the Units then outstanding;
provided that no such amendment shall (1) reduce the interest in the Trust represented by a Unit or
(2) reduce the percentage of Unitholders required to consent to any such amendment, without the consent of all Unitholders.

 The Trustee will promptly notify Unitholders of the substance of any amendment affecting
Unitholders rights or their interest in the Trust.

             TERMINATION OF THE TRUST

 The Indenture provides that the Trust will terminate within 15 days after the maturity of the Treasury Obligations held n the Trust. If the value of the Trust as shown by any evaluation is less than twenty percent (20%) of the market value of the Securities on the Initial Date of Deposit, the Trustee may in its discretion, and will when so directed by the Sponsor, terminate such Trust.
The Trust may also be terminated at any time by the written consent of 51% of the Unitholders or by the Trustee upon the resignation or removal of the Sponsor if the Trustee determines termination to be in the best interest of the Unitholders. In no event will the Trust continue beyond the Mandatory Termination Date.

 As directed by the Sponsor approximately 30 days prior to the maturity of the Treasury Obligations the Trustee will begin to sell the Stocks held in the Trust. Stocks having the greatest amount of capital appreciation will be sold first. Upon termination of the Trust, the Trustee will sell any Stocks then remaining in the Trust and will then, after deduction of any fees and expenses of the Trust and payment into the Reserve Account of any amount required for taxes or other governmental charges that may be payable by the Trust, distribute to each Unitholder, upon surrender for cancellation of his Certificate after due notice of such termination, such Unitholder's pro rata share in the Income and Capital Accounts. Monies held upon the sale of Securities will be held in non-interest bearing accounts created by the Indenture until distributed and will be of benefit to the Trustee.
The sale of Stocks in the Trust in the period prior to termination and upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time due to impending or actual termination of the Trust. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount paid by such Unitholder.

                  SPONSOR

 The Sponsor, UBS PaineWebber is a corporation organized under the laws of the State of Delaware.
The Sponsor is a member firm of the New York Stock
Exchange, Inc. as well as other major securities and commodities exchanges and is a member of the National Association of Securities Dealers, Inc.
The Sponsor is engaged in a security and commodity brokerage business as well as underwriting and distributing new issues. The Sponsor also acts as a dealer in unlisted securities and municipal bonds and in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of such companies and sells securities to such companies in its capacity as a broker or dealer in securities.

 On November 3, 2000, PaineWebber merged with UBS
AG, and is now an affiliate of UBS Warburg and an indirect subsidiary of UBS AG. We believe that the merger represents a significant opportunity to broaden the coverage of PaineWebber's highly rated research and investment strategy presence in the United States, as well as combine such coverage with UBS Warburg's well-established franchises in European and Asian macro research. The combined
U.S. research team consists of more than 100 senior analysts following over 1,000 securities, which represents an increase of approximately 40 analysts and almost 200 companies. The new U.S.
research universe represents approximately 70 industries and 90% of the securities listed on the S&P 500 Index. We now have a total of more than 500 analysts worldwide.

 The Sponsor, UBS AG, UBS Warburg or other affiliates of the Sponsor (collectively,
"Affiliated Entities") may have acted as underwriter, manager or co-manager of a public offering of the Securities during the last three years; they may serve as specialists in the Securities on one or more stock exchanges and may have a long or short position in any of the Securities or options on any of them, and may be on the opposite side of public orders executed on the floor of an exchange where the Securities are listed. An officer, director or employee of any of the Affiliated Entities may be an officer or director of one or more of the issuers of the Securities. Each of the Affiliated Entities may trade for its own account as an odd-lot dealer, market maker, block positioner and/or arbitrageur in any of the Securities or in options on them.
Each of the Affiliated Entities, its directors, elected officers and employee benefits programs may have either a long or short position in any Securities or options on them.

 The Indenture provides that the Sponsor will not be liable to the Trustee, the Trust or to the Unitholders for taking any action or for refraining from taking any action made in good faith or for errors in judgment, but will be liable only for its own willful misfeasance, bad faith, gross negligence or willful disregard of its duties. The Sponsor will not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities in the Trust.

 The Indenture is binding upon any successor to the business of the Sponsor. The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on the business of the Sponsor and duly assumes all the obligations of the Sponsor under the Indenture. In such event the Sponsor shall be relieved of all further liability under the Indenture.

 If the Sponsor fails to undertake any of its duties under the Indenture, becomes incapable of acting, becomes bankrupt, or has its affairs taken over by public authorities, the Trustee may either appoint a successor Sponsor or Sponsors to serve at rates of compensation determined as provided in the Indenture or terminate the Indenture and liquidate the Trust.

                CODE OF ETHICS

 The Trust and the Sponsor have each adopted a code of ethics effective March 1, 2000 regarding personal securities transactions by the Sponsor's employees. The Code permits employee investments in securities, including securities that may be purchased or held by the Trust. The Code is designed to prevent fraud, deception and misconduct against the Trust and to provide for reporting of personal securities transactions by certain employees. The Code is on file with the Commission and can be reviewed and copied at the Commission's Public Reference Room in Washington,
DC.  For information on operations of the Public
Reference room, call the Commission at (202) 942-
8090. The Code is available on the EDGAR Database on the Commission's Internet site at http:/www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's
Public Reference Section, Washington, DC 20549-
0102.

                  TRUSTEE

 The Trustee is Investors Bank & Trust Company, a
Massachusetts trust company with its office at Hancock Tower, 200 Clarendon Street, Boston,
Massachusetts 02116, toll-free number 1-800-356-
2754 (which is subject to supervision by the Massachusetts Commissioner of Banks, the Federal
Deposit Insurance Corporation and the Board of
Governors of the Federal Reserve System).

 The Indenture provides that the Trustee will not be liable for any action taken in good faith in reliance on properly executed documents or the disposition of moneys, Securities or Certificates or in respect of any valuation which it is required to make, except by reason of its own gross negligence, bad faith or wilful misconduct, nor will the Trustee be liable or responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Securities in the Trust. In the event of the failure of the Sponsor to act, the Trustee may act and will not be liable for any such action taken by it in good faith. The Trustee will not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United
States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee. The Trustee will be indemnified and held harmless against any loss or liability accruing to it without gross negligence, bad faith or wilful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending itself against any claim of liability.

              INDEPENDENT AUDITORS

 The Statement of Financial Condition and Schedule of Investments audited by Ernst & Young LLP, independent auditors, have been included herein in reliance upon their report given on their authority as experts in accounting and auditing.

                LEGAL OPINIONS

 The legality of the Units offered hereby has been passed upon by Carter, Ledyard & Milburn, 2 Wall
Street, New York, New York, as counsel for the
Sponsor.


                       CONTENTS OF REGISTRATION STATEMENT
          This registration statement comprises the following
  documents:
          The facing sheet.
          The Prospectus.
          The signatures.
          The following exhibits:
          EX-99.i      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C2     Consent of Independent Auditors
          EX-99.A1     Code of Ethics of UBS PaineWebber Unit Trust
                       Department (incorporated by reference to Exhibit
                       99.A1 to Amendment Number 1 to Form S-6 for
                       UBS PaineWebber Equity Trust, Value Select Ten
                       Series 2002A, (Reg. No. 333-75094), filed with
                       the Commission on January 3, 2002).
                             FINANCIAL STATEMENTS
          1.      Statement of Condition of the Trust as shown in
                  the current Prospectus for this series.
          2.      Financial Statements of the Depositor.
                  PaineWebber Incorporated - Financial Statements incorporated by reference to Form 10-k and
                  Form 10-Q (File No. 1-7367) respectively.
  SIGNATURES
  Pursuant to the requirements of the Securities Act of 1933, the registrant, UBS PaineWebber Pathfinders Trust, Treasury and Growth
  Stock Series 20 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
  485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, and the State of New York on
  the 12th day of April, 2002.
                     UBS PAINEWEBBER PATHFINDERS TRUST,
                      TREASURY AND GROWTH STOCK SERIES 20
                                  (Registrant)
                              By: UBS PaineWebber Inc.
                                  (Depositor)
                              /s/ CHRISTINE TRIPI PASQUIN
                                  Christine Tripi Pasquin
                                  Corporate Vice President
  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of UBS PaineWebber Inc., the Depositor, by the following persons in the following capacities and in the City of New York, and State of New York,
  on this 12th day of April, 2002.
  UBS PAINEWEBBER INC.
       Name                        Office
  Donald B. Marron            Director and Chairman
                              UBS PaineWebber Inc.*
  Joseph J. Grano, Jr.        Director, President and Chief
                              Executive UBS PaineWebber Inc.*
  Robert H. Silver            Director, Executive Vice President and
                              Director, Operation, Service and Systems
                              UBS PaineWebber Inc.*
  Regina A. Dolan             Director, Executive Vice President,
                              Chief Administrative Officer
                              UBS PaineWebber Inc.* **
  Mark B. Sutton              Director, Executive Vice President and
                              President, Private Client Group
                              UBS PaineWebber Inc.*
                              By:/s/ CHRISTINE TRIPI PASQUIN
                                    Attorney-in-fact*
  * Executed copies of the powers of attorney have been filed with the Securities and Exchange Commission in connection with Amendment No. 2 to the Registration Statement on Form S-6 for File No. 333-90525.
  ** The Chief Administrative Officer also undertakes all the duties and responsibilities of, and performs all functions of the Chief Financial Officer of the Registrant.

                       EXHIBIT INDEX
          EX-99.i      Opinion of Counsel as to legality of securities
                       being registered
          EX-99.C1     Consent of Independent Auditors
          EX-99.A1     Code of Ethics of UBS PaineWebber Unit Trust
                       Department (incorporated by reference to Exhibit
                       99.A1 to Amendment Number 1 to Form S-6 for
                       UBS PaineWebber Equity Trust, Value Select Ten
                       Series 2002A, (Reg. No. 333-75094), filed with the Commission on January 3, 2002).